Company Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Company Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 3,046,445		$ 3,046,445		$ 305,649	$ 41,855
Revenues	13,967	3,124	19,012	3,124	43,619	0
Deferred Revenue, Current	769		769		1,388	0
Product Warranty Expense			955		2,120	0
Research and Development Expense			$ 107,248	$ 249,529	$ 794,663	$ 480,150
Warrant [Member]
Company Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			21,414,621	5,927,500	13,354,621	1,432,500